Offerings - Offering: 1	Apr. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 6,729,179,680.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 929,299.71
Offering Note	Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated by adding (a) the product of (i) $53.00 (the "Offer Price") and (ii) 115,458,298 Shares issued and outstanding, (b) the product of (i) 12,925,730 Shares pursuant to outstanding options granted and outstanding under equity plans and (ii) the excess of the Offer Price over $10.40 (the weighted average exercise price of such options) and (c) the product of (i) 1,117,996 restricted stock units and (ii) the Offer Price. The calculation of the filing fee is based on information provided by Terns as of April 2, 2026. The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, by multiplying the transaction value by 0.00013810.